UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2004

Item 1. Reports to Stockholders

Item 2. Code of Ethics

Spartan®

Massachusetts Municipal
Funds

and

Fidelity ®
Massachusetts Municipal
Money Market Fund

Semiannual Report

July 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Massachusetts Municipal Income Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Massachusetts Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Massachusetts Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending October 31, 2004, each fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. Each fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of each fund's portfolio holdings, view each fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2004 to July 31, 2004).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Hypothetical Example for Comparison Purposes - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Expenses Paid During Period* February 1, 2004 to July 31, 2004
Spartan Massachusetts Municipal Income Fund
Actual	$ 1,000.00	$ 997.50	$ 2.33
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.37
Spartan Massachusetts Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,003.60	$ 1.99
HypotheticalA	$ 1,000.00	$ 1,022.99	$ 2.01
Fidelity Massachusetts Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,003.00	$ 2.59
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.62

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan Massachusetts Municipal Income Fund	.47%
Spartan Massachusetts Municipal Money Market Fund	.40%
Fidelity Massachusetts Municipal Money Market Fund	.52%

Semiannual Report

Spartan Massachusetts Municipal Income Fund

Investment Changes

Top Five Sectors as of July 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	22.0	26.1
Transportation	15.9	14.6
Special Tax	15.7	15.2
Water & Sewer	11.3	10.5
Education	11.3	10.0
Average Years to Maturity as of July 31, 2004
		6 months ago
Years	15.4	15.2
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2004
6 months ago
Years	7.4	7.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2004	As of January 31, 2004
AAA 62.2%	AAA 54.9%
AA,A 34.1%	AA,A 42.3%
BBB 1.4%	BBB 0.7%
BB and Below 1.0%	BB and Below 0.8%
Not Rated 0.8%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Spartan Massachusetts Municipal Income Fund

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.5%
	Principal Amount	Value (Note 1)
Massachusetts - 97.0%
Boston Gen. Oblig.:
Series 2004 A, 5% 1/1/15	$ 5,340,000	$ 5,774,516
5.75% 2/1/11	3,915,000	4,384,095
Boston Hsg. Dev. Corp. Mtg. Rev. Series A, 5.15% 7/1/08 (MBIA Insured)	185,000	187,405
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (MBIA Insured)	9,705,000	10,255,856
5% 8/1/17 (MBIA Insured)	7,990,000	8,410,114
5% 8/1/18 (MBIA Insured)	6,200,000	6,513,100
Boston Wtr. & Swr. Commission Rev.:
Sr. Series A:
5.25% 11/1/19	10,325,000	11,355,125
5.75% 11/1/13	1,975,000	2,214,726
Sr. Series C, 5.2% 11/1/21 (FGIC Insured)	2,045,000	2,133,712
Bridgewater & Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,560,786
5% 6/15/19 (FSA Insured)	1,535,000	1,620,776
Brockton Gen. Oblig. 5.1% 4/1/12 (MBIA Insured)	1,550,000	1,657,989
Brookline Gen. Oblig. 5.75% 4/1/15	1,045,000	1,169,115
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,500,016
5% 5/15/19 (AMBAC Insured)	1,000,000	1,056,550
Foxborough Stadium Infrastructure Impt.:
5.75% 6/1/25	11,695,000	12,548,852
6% 6/1/15	2,545,000	2,896,566
6% 6/1/16	3,015,000	3,431,492
6% 6/1/17	3,195,000	3,636,357
6% 6/1/18	3,390,000	3,856,362
6% 6/1/19	3,590,000	4,073,717
6% 6/1/20	3,785,000	4,284,317
Freetown Lakeville Reg'l. School District:
5% 1/1/21 (MBIA Insured)	2,265,000	2,355,215
5% 1/1/22 (MBIA Insured)	2,360,000	2,439,320
Holyoke Gen. Oblig. (Muni. Purp. Ln. Prog.) Series A, 5.5% 6/15/16 (FSA Insured)	2,100,000	2,240,385
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,058,900
Ipswich Gen. Oblig.:
5.5% 11/15/18 (FGIC Insured)	2,460,000	2,702,605
5.75% 11/15/14 (FGIC Insured)	1,100,000	1,243,726
Lawrence Gen. Oblig. 5.5% 2/1/15 (AMBAC Insured)	1,000,000	1,097,550
Littleton Gen. Oblig. 5% 1/15/19 (FGIC Insured)	1,380,000	1,458,715
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Lowell Hsg. Dev. Corp. Multi-family Rev. Series A, 7.875% 11/1/24	$ 4,990,000	$ 4,999,731
Lynn Gen. Oblig.:
5.375% 8/15/14 (FGIC Insured)	2,120,000	2,333,781
5.375% 8/15/15 (FGIC Insured)	2,235,000	2,431,501
5.375% 8/15/16 (FGIC Insured)	2,345,000	2,542,191
Lynn Wtr. & Swr. Commission Gen. Rev. Series 1997 A:
5% 12/1/14 (FSA Insured)	1,375,000	1,447,848
5.125% 12/1/17 (FSA Insured)	1,290,000	1,362,111
Massachusetts Bay Trans. Auth.:
Series 1997 D, 5% 3/1/27	23,155,000	23,125,130
Series 2000 A, 5.25% 7/1/30	84,055,000	86,045,405
Series 91A, 7% 3/1/21 (FGIC Insured)	3,000,000	3,705,330
Series A:
5% 3/1/23 (FGIC Insured)	650,000	659,516
5.25% 7/1/16	6,000,000	6,534,180
5.375% 3/1/19	5,000,000	5,268,650
5.5% 3/1/12	4,350,000	4,821,975
5.75% 7/1/15	85,000	95,163
5.75% 7/1/18	330,000	367,778
5.75% 3/1/26	5,500,000	5,892,260
6.25% 3/1/12	3,500,000	4,070,360
7% 3/1/21	1,500,000	1,844,820
Series B:
5% 3/1/28	9,860,000	9,820,166
5.375% 3/1/25 (AMBAC Insured)	13,060,000	13,336,350
6.2% 3/1/16	27,525,000	32,083,415
Series C, 5% 3/1/24	17,950,000	18,072,778
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series C, 5.25% 7/1/19	3,000,000	3,307,410
Sr. Series A:
5.5% 7/1/30	2,675,000	2,773,841
5.5% 7/1/30 (Pre-Refunded to 7/1/10 @ 100) (d)	10,945,000	12,227,645
Sr. Series C:
5.25% 7/1/21	3,500,000	3,816,995
5.25% 7/1/23	3,950,000	4,251,227
Massachusetts College Bldg. Auth. Proj. Rev.:
Series 1, 5.125% 5/1/19 (Escrowed to Maturity) (d)	1,000,000	1,056,460
Series A:
0% 5/1/22 (Escrowed to Maturity) (d)	2,250,000	940,545
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	1,673,034
5% 5/1/18 (MBIA Insured)	2,270,000	2,405,383
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts College Bldg. Auth. Proj. Rev.: - continued
Series A:
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	$ 2,075,000	$ 2,274,864
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,205,169
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	1,295,000	1,402,770
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	2,680,000	2,854,334
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,081,073
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	2,665,000	2,781,087
Series B:
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,213,058
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,023,159
Massachusetts Dev. Fin. Agcy. Rev.:
(Mount Holyoke College Proj.):
5.125% 7/1/21	5,715,000	5,966,003
5.25% 7/1/31	11,785,000	12,002,080
5.5% 7/1/14	750,000	825,390
5.5% 7/1/15	910,000	997,997
5.5% 7/1/16	590,000	645,177
(Regis College Proj.):
5.25% 10/1/18	2,240,000	1,941,946
5.5% 10/1/28	5,660,000	4,651,162
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (b)(c)	10,250,000	10,424,763
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A:
Issue E:
4.3% 7/1/06 (AMBAC Insured) (c)	2,330,000	2,383,986
4.4% 7/1/07 (AMBAC Insured) (c)	3,655,000	3,748,166
4.55% 7/1/09 (AMBAC Insured) (c)	1,165,000	1,190,246
4.65% 7/1/10 (AMBAC Insured) (c)	2,765,000	2,827,406
4.75% 7/1/11 (AMBAC Insured) (c)	2,335,000	2,385,062
4.8% 7/1/12 (AMBAC Insured) (c)	1,230,000	1,261,156
4.95% 7/1/14 (AMBAC Insured) (c)	2,330,000	2,361,478
5% 7/1/15 (AMBAC Insured) (c)	1,100,000	1,111,198
Issue G:
4.4% 12/1/04 (MBIA Insured) (c)	1,745,000	1,759,414
5% 12/1/11 (MBIA Insured) (c)	2,255,000	2,311,262
5.45% 12/1/06 (MBIA Insured) (c)	4,975,000	5,142,309
Series B Issue E, 5.75% 7/1/07 (AMBAC Insured) (c)	2,005,000	2,064,208
Series C Issue G, 4.9% 12/1/11 (AMBAC Insured) (c)	2,840,000	2,911,170
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Fed. Hwy.:
Series 1998 A:
0% 6/15/15	$ 1,455,000	$ 897,313
5.25% 6/15/09	2,190,000	2,396,189
5.25% 12/15/11	5,000,000	5,449,350
5.25% 6/15/12	7,000,000	7,629,090
5.5% 6/15/14	8,275,000	9,102,252
Series 1998 B:
5.125% 12/15/10	2,500,000	2,706,725
5.125% 12/15/11	9,030,000	9,696,414
5.125% 6/15/15 (MBIA Insured)	5,820,000	6,313,594
Series 2000 A:
5.5% 12/15/09	10,185,000	11,312,785
5.75% 6/15/09	10,900,000	12,149,467
5.75% 6/15/11	13,660,000	15,299,337
5.75% 12/15/11	9,510,000	10,622,670
5.75% 6/15/12	5,000,000	5,519,250
5.75% 6/15/13	5,000,000	5,603,100
5.75% 12/15/14	5,000,000	5,585,000
Massachusetts Gen. Oblig.:
Series 1992 D:
6% 5/1/08	1,815,000	2,016,447
6% 5/1/08 (Escrowed to Maturity) (d)	685,000	751,548
Series 2000 C, 5.5% 10/1/22 (Pre-Refunded to 10/1/10 @ 100) (d)	1,720,000	1,924,164
Series 2001 A, 5% 1/1/21 (FSA Insured)	21,955,000	22,470,503
Series 2001 D:
5.5% 11/1/18	2,000,000	2,237,360
5.5% 11/1/20	1,000,000	1,111,800
Series 2002 B, 5.5% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (d)	2,650,000	2,973,671
Series 2002 D:
5.375% 8/1/20 (Pre-Refunded to 8/1/12 @ 100) (d)	3,675,000	4,113,685
5.375% 8/1/21 (Pre-Refunded to 8/1/12 @ 100) (d)	10,000,000	11,193,700
6% 5/1/08 (Escrowed to Maturity) (d)	2,285,000	2,559,314
Series 2004 A, 5.25% 8/1/20 (FSA Insured)	5,000,000	5,484,100
Series 2004 D, 6% 5/1/08 (Escrowed to Maturity) (d)	250,000	278,595
Series A, 5% 8/1/16 (Pre-Refunded to 8/1/14 @ 100) (d)	5,000,000	5,442,900
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series C:
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	$ 3,225,000	$ 3,567,463
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	1,765,000	1,952,425
Series D:
5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (d)	3,800,000	4,194,782
5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (d)	4,790,000	5,361,782
5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (d)	210,000	237,399
5.5% 10/1/18	6,000,000	6,675,420
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (d)	4,305,000	4,763,612
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (d)	695,000	769,038
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Anna Jaques Hosp. Proj.) Series B, 6.875% 10/1/12	2,670,000	2,694,137
(Baystate Med. Ctr. Proj.):
Series E, 6% 7/1/06 (FSA Insured)	1,425,000	1,526,731
Series F:
5.75% 7/1/17	1,305,000	1,377,062
5.75% 7/1/18	1,300,000	1,360,489
5.75% 7/1/19	1,455,000	1,512,109
5.75% 7/1/20	500,000	517,320
5.75% 7/1/33	3,000,000	3,074,580
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	13,105,000	13,268,944
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (MBIA Insured)	2,780,000	2,984,969
5.25% 10/1/16 (MBIA Insured)	1,400,000	1,500,968
(Emerson Hosp. Proj.) Series D, 5.7% 8/15/12 (FSA Insured)	9,475,000	9,871,529
(Harvard Univ. Proj.) Series P, 5.625% 11/1/28	1,500,000	1,576,665
(Lahey Clinic Med. Ctr. Proj.) Series B, 5.25% 7/1/10 (MBIA Insured)	14,120,000	14,293,958
(Massachusetts Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/08 (American Cap. Access Corp. Insured)	2,000,000	2,126,000
5.25% 7/1/09 (American Cap. Access Corp. Insured)	2,540,000	2,662,326
5.25% 7/1/10 (American Cap. Access Corp. Insured)	2,000,000	2,097,800
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Massachusetts Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/11 (American Cap. Access Corp. Insured)	$ 3,025,000	$ 3,146,212
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	14,600,000	16,495,810
(Massachusetts Institute of Technology Proj.):
Series K, 5.375% 7/1/17	5,000,000	5,659,850
Series L:
5% 7/1/18	4,300,000	4,663,522
5.25% 7/1/33	14,000,000	14,712,740
(Med. Academic & Scientific Proj.) Series A:
6.25% 1/1/05	1,160,000	1,177,945
6.625% 1/1/15	5,650,000	5,813,172
(Mount Auburn Hosp. Issue Proj.) Series B1:
6.25% 8/15/14 (MBIA Insured)	1,250,000	1,280,125
6.3% 8/15/24 (MBIA Insured)	5,000,000	5,120,700
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	1,000,000	1,034,090
(Newton-Wellesley Hosp. Proj.) Series G:
6% 7/1/12 (MBIA Insured)	4,070,000	4,472,523
6.125% 7/1/15 (MBIA Insured)	4,500,000	4,965,930
(Northeastern Univ. Proj.) Series 1998 G, 5% 10/1/28 (MBIA Insured)	6,500,000	6,473,350
(Partners Health Care Sys. Proj.) Series 1997 A:
5.1% 7/1/10 (MBIA Insured)	2,510,000	2,666,423
5.125% 7/1/11 (MBIA Insured)	3,885,000	4,113,050
5.375% 7/1/24 (MBIA Insured)	7,600,000	7,859,084
(Partners Health Care Sys., Inc. Proj.) Series E:
5% 7/1/17	1,255,000	1,303,694
5% 7/1/19	1,390,000	1,423,360
(South Shore Hosp. Proj.) Series F:
4.75% 7/1/05	1,275,000	1,305,804
5% 7/1/07	1,915,000	1,996,407
5.125% 7/1/08	2,000,000	2,107,220
5.25% 7/1/09	2,120,000	2,243,999
5.5% 7/1/12	2,165,000	2,301,547
5.625% 7/1/19	1,000,000	1,024,850
5.75% 7/1/29	4,350,000	4,411,118
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	5,000,000	5,185,050
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Univ. of Massachusetts Proj.) Series A:
5.5% 10/1/16 (FGIC Insured)	$ 3,065,000	$ 3,376,128
5.875% 10/1/29 (FGIC Insured)	10,015,000	10,890,311
6% 10/1/15 (FGIC Insured)	1,000,000	1,140,610
(Univ. of Massachusetts-Worcester Campus Proj.) Series B, 5.25% 10/1/15 (FGIC Insured)	1,000,000	1,079,070
(Wellesley College Proj.):
5% 7/1/19	1,975,000	2,072,387
5% 7/1/20	2,075,000	2,163,271
(Williams College Issue Proj.):
Series F, 5.75% 7/1/19	3,000,000	3,215,550
Series G, 5.5% 7/1/14	3,665,000	4,029,594
(Williams College Proj.) Series 2003 H, 5% 7/1/20	1,005,000	1,047,753
6.55% 6/23/22 (AMBAC Insured)	18,400,000	20,455,096
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 29, 6.75% 6/1/26 (c)	835,000	852,510
Series 40:
6.6% 12/1/24 (c)	5,690,000	5,833,217
6.65% 12/1/27 (c)	2,010,000	2,062,662
Series A, 6% 12/1/13 (MBIA Insured)	4,830,000	4,993,592
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series A, 5.75% 2/1/14	9,900,000	10,119,384
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.):
Series 1992 A:
4.8% 12/1/04	3,660,000	3,666,405
4.95% 12/1/06	1,950,000	1,949,025
Series 1998 A, 5.2% 12/1/08 (c)	1,300,000	1,288,222
Massachusetts Indl. Fin. Agcy. Rev.:
(Babson College Proj.) Series A, 5.6% 10/1/06 (MBIA Insured)	265,000	280,725
(Groton School Proj.) Series 1998 A, 5% 3/1/28	2,665,000	2,654,233
(Lesley College Proj.) Series A, 6.3% 7/1/15 (AMBAC Insured)	2,525,000	2,676,071
(Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/07	25,000,000	22,909,750
0% 8/1/08	15,000,000	13,183,500
(Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	14,628,032
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear Mix #1 Proj.) Series A:
5% 7/1/08 (MBIA Insured)	$ 8,330,000	$ 8,968,578
5.25% 7/1/12 (MBIA Insured)	8,000,000	8,707,200
(Nuclear Mix #4 Proj.) Series A:
5% 7/1/08 (MBIA Insured)	8,415,000	9,060,094
5.25% 7/1/12 (MBIA Insured)	8,510,000	9,262,284
(Nuclear Mix #5 Proj.) Series A, 5% 7/1/08 (MBIA Insured)	4,175,000	4,495,056
(Stony Brook Intermediate Proj.) Series A, 5% 7/1/08 (MBIA Insured)	4,225,000	4,548,889
Massachusetts Port Auth. Rev.:
(Spl. Facilities-US Air Proj.) Series A, 5.5% 9/1/10 (MBIA Insured) (c)	2,030,000	2,140,331
Series 1998 A:
5% 7/1/23 (FSA Insured)	8,750,000	8,854,738
5.5% 7/1/17 (FSA Insured)	2,105,000	2,204,988
Series 1998 B:
5% 7/1/10 (FSA Insured) (c)	2,275,000	2,397,941
5% 7/1/15 (FSA Insured) (c)	3,310,000	3,412,014
Series 1999 C, 5.75% 7/1/29 (FSA Insured)	5,000,000	5,354,800
Series A:
5% 7/1/18 (MBIA Insured)	2,000,000	2,092,580
5% 7/1/19 (MBIA Insured)	6,915,000	7,193,605
5% 7/1/20 (MBIA Insured)	2,505,000	2,592,850
5% 7/1/21 (MBIA Insured)	3,000,000	3,083,010
5% 7/1/22 (MBIA Insured)	2,000,000	2,034,840
5.125% 7/1/16 (FSA Insured)	3,000,000	3,143,190
5.125% 7/1/17 (FSA Insured)	3,000,000	3,127,230
Series B:
5.5% 7/1/10 (FSA Insured) (c)	11,470,000	12,426,942
5.5% 7/1/11 (FSA Insured) (c)	5,500,000	5,925,535
5.5% 7/1/12 (FSA Insured) (c)	4,000,000	4,289,080
5.625% 7/1/12 (Escrowed to Maturity) (d)	1,425,000	1,571,376
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (c)	7,395,000	7,904,146
5.5% 1/1/13 (AMBAC Insured) (c)	7,000,000	7,441,420
5.5% 1/1/14 (AMBAC Insured) (c)	6,040,000	6,389,595
5.5% 1/1/15 (AMBAC Insured) (c)	5,000,000	5,270,100
5.5% 1/1/16 (AMBAC Insured) (c)	5,000,000	5,241,350
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A: - continued
5.5% 1/1/17 (AMBAC Insured) (c)	$ 6,470,000	$ 6,724,789
5.5% 1/1/18 (AMBAC Insured) (c)	6,000,000	6,202,320
5.5% 1/1/19 (AMBAC Insured) (c)	5,000,000	5,152,950
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
5.25% 1/1/19 (FGIC Insured)	3,500,000	3,865,750
5.75% 1/1/32 (FGIC Insured)	21,500,000	23,411,780
Massachusetts Spl. Oblig. Rev. Series A:
5.375% 6/1/18 (FGIC Insured)	2,000,000	2,158,260
5.5% 6/1/15 (FGIC Insured)	11,070,000	12,482,089
5.5% 6/1/16 (FGIC Insured)	2,520,000	2,844,677
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 5.125% 1/1/17 (MBIA Insured)	3,575,000	3,726,294
Series 1999 A:
5% 1/1/39 (AMBAC Insured)	6,925,000	6,782,207
5.25% 1/1/29 (AMBAC Insured)	45,600,000	46,291,296
Sr. Series A:
0% 1/1/25 (MBIA Insured)	5,110,000	1,757,687
0% 1/1/28 (MBIA Insured)	5,130,000	1,437,426
0% 1/1/29 (MBIA Insured)	33,165,000	8,675,632
5% 1/1/37 (MBIA Insured)	34,480,000	33,784,194
5.125% 1/1/23 (MBIA Insured)	3,460,000	3,505,222
Sr. Series C:
0% 1/1/16 (MBIA Insured)	3,000,000	1,803,930
0% 1/1/17 (MBIA Insured)	7,690,000	4,369,381
0% 1/1/18 (MBIA Insured)	2,025,000	1,083,659
0% 1/1/19 (MBIA Insured)	13,815,000	6,977,266
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	32,260,000	32,384,201
Massachusetts Wtr. Poll. Abatement Trust Pool Ln. Prog.:
Series 3:
5.4% 2/1/10	300,000	322,197
5.5% 2/1/13	815,000	877,258
Series 4, 5.125% 8/1/14	1,205,000	1,294,375
Series 5, 5.25% 8/1/15	3,000,000	3,227,130
Series 6:
5.25% 8/1/19	2,000,000	2,122,220
5.5% 8/1/12	3,910,000	4,307,178
5.5% 8/1/30	24,825,000	25,950,566
5.625% 8/1/14	4,905,000	5,458,284
5.625% 8/1/15	1,000,000	1,113,370
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Pool Ln. Prog.: - continued
Series 6:
5.625% 8/1/16	$ 8,235,000	$ 9,140,438
Series 7:
5.25% 2/1/16	8,085,000	8,711,507
5.25% 2/1/17	5,000,000	5,374,800
Series 8, 5% 8/1/20	5,500,000	5,751,185
Series 9, 5.25% 8/1/33	3,075,000	3,146,402
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A:
5% 8/1/15	50,000	51,531
5% 8/1/15 (Escrowed to Maturity) (d)	950,000	1,039,129
5.25% 8/1/12	565,000	605,143
5.25% 8/1/13	330,000	353,958
5.375% 8/1/16	125,000	134,073
5.45% 2/1/13	140,000	141,683
5.45% 2/1/13 (Escrowed to Maturity) (d)	1,960,000	2,197,101
Massachusetts Wtr. Resources Auth.:
Series A:
5.75% 8/1/30 (FGIC Insured)	20,500,000	21,941,765
5.75% 8/1/39 (FGIC Insured)	20,750,000	22,152,908
6.5% 7/15/19	21,960,000	26,289,414
Series B:
5.125% 8/1/27 (MBIA Insured)	6,945,000	7,003,546
5.5% 8/1/15 (FSA Insured)	1,500,000	1,678,215
5.5% 8/1/16 (FSA Insured)	1,425,000	1,610,720
Series C, 4.75% 12/1/23	10,000,000	9,999,400
Series D, 5% 8/1/24 (MBIA Insured)	1,500,000	1,515,135
Maynard Gen. Oblig.:
5.5% 2/1/17 (MBIA Insured)	1,030,000	1,141,662
5.5% 2/1/20 (MBIA Insured)	1,025,000	1,129,909
5.5% 2/1/23 (MBIA Insured)	1,000,000	1,077,000
Mendon Upton Reg'l. School District 5.25% 6/1/11 (FGIC Insured)	1,435,000	1,557,965
Methuen Gen. Oblig. 5% 11/1/16 (FGIC Insured)	1,000,000	1,049,450
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,292,208
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,523,061
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,070,720
5.25% 5/15/22 (AMBAC Insured)	2,985,000	3,157,861
Nantucket Gen. Oblig. 5% 7/15/17 (MBIA Insured)	5,000,000	5,239,000
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
North Attleborough Gen. Oblig.:
5% 7/15/14 (FGIC Insured)	$ 1,820,000	$ 1,984,583
5% 7/15/16 (FGIC Insured)	1,615,000	1,741,600
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,353,412
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,095,180
Pittsfield Gen. Oblig.:
5% 4/15/19 (MBIA Insured)	1,140,000	1,208,560
5.5% 4/15/17 (MBIA Insured)	1,930,000	2,130,508
Randolph Gen. Oblig. 5.5% 4/1/20 (FGIC Insured)	1,600,000	1,732,000
Reading Gen. Oblig.:
5% 3/15/20 (MBIA Insured)	2,100,000	2,193,513
5% 3/15/21 (MBIA Insured)	2,190,000	2,270,132
Route 3 North Trans. Impt. Assoc. Lease Rev.:
5.75% 6/15/11 (MBIA Insured)	4,365,000	4,871,034
5.75% 6/15/12 (MBIA Insured)	1,000,000	1,104,210
5.75% 6/15/14 (MBIA Insured)	2,500,000	2,801,075
5.75% 6/15/15 (MBIA Insured)	4,105,000	4,590,088
Salem Gen. Oblig.:
5% 1/15/19 (FGIC Insured)	1,525,000	1,608,860
5% 1/15/20 (FGIC Insured)	1,350,000	1,414,598
Sandwich Gen. Oblig.:
5.375% 8/15/18 (MBIA Insured)	1,050,000	1,128,362
5.375% 8/15/19 (MBIA Insured)	1,050,000	1,118,502
5.375% 8/15/20 (MBIA Insured)	1,025,000	1,091,871
South Essex Swr. District Series A, 5.25% 6/15/24 (MBIA Insured)	2,810,000	2,901,213
Springfield Gen. Oblig.:
5.25% 1/15/16 (MBIA Insured)	2,195,000	2,387,238
5.25% 1/15/17 (MBIA Insured)	1,510,000	1,629,879
5.25% 1/15/18 (MBIA Insured)	1,000,000	1,080,880
5.25% 1/15/21 (MBIA Insured)	4,600,000	4,877,518
5.375% 8/1/17 (FGIC Insured)	1,875,000	2,035,575
5.5% 8/1/16 (FGIC Insured)	1,000,000	1,102,180
Sudbury Gen. Oblig. Series 2000 A, 5.125% 6/1/19	1,000,000	1,051,270
Tantasqua Reg'l. School District 5.75% 8/15/11 (FSA Insured)	2,530,000	2,849,994
Taunton Indl. Dev. Fing. Auth. Indl. Dev. Rev. (Pepsi Cola Metropolitan Bottle Proj.) 5.65% 8/1/12	2,400,000	2,417,088
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2000 A:
5% 11/1/15	$ 1,595,000	$ 1,672,150
5.125% 11/1/16	2,025,000	2,155,147
Series 2004 A:
5.375% 11/1/16 (AMBAC Insured)	2,080,000	2,282,634
5.375% 11/1/17 (AMBAC Insured)	1,000,000	1,091,310
Univ. of Massachusetts Bldg. Auth. Proj. Rev.:
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	6,165,000	6,765,594
Series B:
5.5% 11/1/11 (AMBAC Insured)	1,175,000	1,299,339
5.5% 11/1/12 (AMBAC Insured)	2,465,000	2,702,725
5.5% 11/1/13 (AMBAC Insured)	1,615,000	1,786,852
5.5% 11/1/14 (AMBAC Insured)	1,500,000	1,654,320
5.5% 11/1/15 (AMBAC Insured)	1,200,000	1,319,232
5.5% 11/1/16 (AMBAC Insured)	1,250,000	1,370,550
5.5% 11/1/17 (AMBAC Insured)	1,250,000	1,368,363
5.5% 11/1/18 (AMBAC Insured)	1,400,000	1,529,304
Sr. Series 2, 5.125% 11/1/19 (AMBAC Insured)	3,830,000	4,037,088
Univ. of Massachusetts Bldg. Auth. Rev. Series 2005 1:
5% 5/1/06 (AMBAC Insured) (a)	1,485,000	1,524,412
5% 5/1/11 (AMBAC Insured) (a)	1,200,000	1,273,692
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (FGIC Insured)	1,465,000	1,545,004
5.5% 8/15/13 (FGIC Insured)	1,285,000	1,427,931
5.5% 8/15/18 (FGIC Insured)	1,000,000	1,095,650
Series 2001 B, 5.5% 10/1/14 (FGIC Insured)	1,070,000	1,185,207
Series A:
5.5% 4/1/11 (FSA Insured)	1,350,000	1,498,325
5.5% 4/1/19 (FSA Insured)	4,000,000	4,349,080
5.75% 4/1/12 (FSA Insured)	2,935,000	3,261,255
5.75% 4/1/13 (FSA Insured)	3,035,000	3,408,760
5.75% 4/1/14 (FSA Insured)	3,120,000	3,497,395
		1,641,687,017
Puerto Rico - 2.5%
Puerto Rico Commonwealth Gen. Oblig. Series A:
5.25% 7/1/18	3,500,000	3,710,140
5.5% 7/1/16 (MBIA Insured)	4,185,000	4,773,997
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	$ 1,000,000	$ 1,008,550
Series Y, 5.5% 7/1/36 (MBIA Insured)	1,000,000	1,071,970
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000,000	3,317,580
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,670,000	1,885,330
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	10,150,000	10,764,684
5.5% 10/1/40 (Escrowed to Maturity) (d)	14,300,000	15,112,240
		41,644,491
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,615,009,646)		1,683,331,508
NET OTHER ASSETS - 0.5%		8,685,080
NET ASSETS - 100%		$ 1,692,016,588
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	22.0%
Transportation	15.9%
Special Tax	15.7%
Water & Sewer	11.3%
Education	11.3%
Health Care	11.2%
Escrowed/Pre-Refunded	5.4%
Others* (individually less than 5%)	7.2%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $1,615,009,646) - See accompanying schedule		$ 1,683,331,508
Cash		6,222,142
Receivable for fund shares sold		529,636
Interest receivable		17,631,260
Prepaid expenses		3,431
Other receivables		9,103
Total assets		1,707,727,080

Liabilities
Payable for investments purchased Regular delivery	$ 9,201,764
Delayed delivery	2,755,901
Payable for fund shares redeemed	1,254,955
Distributions payable	1,816,846
Accrued management fee	529,164
Other affiliated payables	129,935
Other payables and accrued expenses	21,927
Total liabilities		15,710,492

Net Assets		$ 1,692,016,588
Net Assets consist of:
Paid in capital		$ 1,612,177,248
Undistributed net investment income		371,511
Accumulated undistributed net realized gain (loss) on investments		11,145,967
Net unrealized appreciation (depreciation) on investments		68,321,862
Net Assets, for 141,041,555 shares outstanding		$ 1,692,016,588
Net Asset Value, offering price and redemption price per share ($1,692,016,588 ÷ 141,041,555 shares)		$ 12.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended July 31, 2004 (Unaudited)

Investment Income
Interest		$ 42,159,595

Expenses
Management fee	$ 3,321,685
Transfer agent fees	603,867
Accounting fees and expenses	163,465
Non-interested trustees' compensation	4,392
Custodian fees and expenses	14,839
Registration fees	21,026
Audit	22,695
Legal	7,305
Miscellaneous	11,248
Total expenses before reductions	4,170,522
Expense reductions	(39,825)	4,130,697
Net investment income (loss)		38,028,898
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	14,703,406
Futures contracts	(817,973)
Total net realized gain (loss)		13,885,433
Change in net unrealized appreciation (depreciation) on: Investment securities	(58,370,050)
Futures contracts	(399,675)
Total change in net unrealized appreciation (depreciation)		(58,769,725)
Net gain (loss)		(44,884,292)
Net increase (decrease) in net assets resulting from operations		$ (6,855,394)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2004 (Unaudited)	Year ended January 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,028,898	$ 81,179,586
Net realized gain (loss)	13,885,433	24,128,340
Change in net unrealized appreciation (depreciation)	(58,769,725)	11,891,254
Net increase (decrease) in net assets resulting from operations	(6,855,394)	117,199,180
Distributions to shareholders from net investment income	(37,983,165)	(81,683,019)
Distributions to shareholders from net realized gain	(1,354,330)	(24,458,722)
Total distributions	(39,337,495)	(106,141,741)
Share transactions Net proceeds from sales of shares	102,350,360	299,267,226
Reinvestment of distributions	28,023,163	77,614,406
Cost of shares redeemed	(244,165,380)	(524,488,397)
Net increase (decrease) in net assets resulting from share transactions	(113,791,857)	(147,606,765)
Redemption fees	7,658	34,181
Total increase (decrease) in net assets	(159,977,088)	(136,515,145)

Net Assets
Beginning of period	1,851,993,676	1,988,508,821
End of period (including undistributed net investment income of $371,511 and undistributed net investment income of $722,851, respectively)	$ 1,692,016,588	$ 1,851,993,676
Other Information Shares
Sold	8,405,765	24,272,669
Issued in reinvestment of distributions	2,315,759	6,320,244
Redeemed	(20,226,518)	(42,733,321)
Net increase (decrease)	(9,504,994)	(12,140,408)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.30	$ 12.22	$ 11.94	$ 11.86	$ 11.02	$ 12.04
Income from Investment Operations
Net investment income (loss) D	.261	.523	.535	.552 F	.573	.565
Net realized and unrealized gain (loss)	(.292)	.244	.343	.091 F	.836	(1.000)
Total from investment operations	(.031)	.767	.878	.643	1.409	(.435)
Distributions from net investment income	(.260)	(.526)	(.531)	(.548)	(.569)	(.560)
Distributions from net realized gain	(.009)	(.161)	(.067)	(.015)	-	(.025)
Total distributions	(.269)	(.687)	(.598)	(.563)	(.569)	(.585)
Redemption fees added to paid in capital	- D, G	- D, G	- D, G	- D, G	-	-
Net asset value, end of period	$ 12.00	$ 12.30	$ 12.22	$ 11.94	$ 11.86	$ 11.02
Total Return B, C	(.25)%	6.43%	7.51%	5.54%	13.11%	(3.70)%
Ratios to Average Net Assets E
Expenses before expense reductions	.47% A	.47%	.48%	.47%	.49%	.49%
Expenses net of voluntary waivers, if any	.47% A	.47%	.48%	.47%	.49%	.49%
Expenses net of all reductions	.47% A	.47%	.46%	.42%	.42%	.48%
Net investment income (loss)	4.32% A	4.25%	4.41%	4.63% F	5.04%	4.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,692,017	$ 1,851,994	$ 1,988,509	$ 1,888,575	$ 1,704,661	$ 1,250,449
Portfolio turnover rate	20% A	14%	15%	18%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/04	% of fund's investments 1/31/04	% of fund's investments 7/31/03
0 - 30	91.3	73.4	80.1
31 - 90	4.8	10.3	5.0
91 - 180	1.7	7.0	6.3
181 - 397	2.2	9.3	8.6
Weighted Average Maturity
	7/31/04	1/31/04	7/31/03
Spartan Massachusetts Municipal Money Market Fund	19 Days	45 Days	47 Days
Massachusetts Tax-Free Retail Money Market Funds Average*	28 Days	42 Days	44 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2004	As of January 31, 2004
Variable Rate Demand Notes (VRDNs) 77.9%	Variable Rate Demand Notes (VRDNs) 62.7%
Commercial Paper (including CP Mode) 10.4%	Commercial Paper (including CP Mode) 17.1%
Tender Bonds 0.4%	Tender Bonds 3.9%
Municipal Notes 9.9%	Municipal Notes 15.9%
Other Investments 1.4%	Other Investments 0.6%
Net Other Assets 0.0%	Net Other Assets** (0.2)%

** Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.0%
	Principal Amount	Value (Note 1)
Massachusetts - 92.3%
Acton & Boxborough Reg'l. School District BAN 2% 12/10/04	$ 4,500,000	$ 4,513,037
Clipper Tax-Exempt Trust Participating VRDN Series 2003 8, 1.08% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	4,900,000	4,900,000
Harvard Gen. Oblig. BAN 2% 11/10/04	4,300,000	4,309,611
Haverhill Gen. Oblig. BAN Series B, 2% 12/3/04 (BPA Fleet Nat'l. Bank)	4,387,500	4,399,248
Lincoln-Sudbury Reg'l. School District BAN 2% 10/8/04	12,800,000	12,822,764
Lynnfield Gen. Oblig. BAN 2.5% 3/1/05	5,400,000	5,446,048
Marblehead Gen. Oblig. BAN 1.75% 8/20/04	14,700,000	14,705,678
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series Eagle 2004 24 Class A, 1.11% (Liquidity Facility Citibank NA) (a)(b)	2,800,000	2,800,000
Series EGL 04 31 Class A, 1.11% (Liquidity Facility Citibank NA) (a)(b)	5,000,000	5,000,000
Series EGL 99 2101, 1.11% (Liquidity Facility Citibank NA, New York) (a)(b)	4,645,000	4,645,000
Series Merlots 00 H, 1.13% (Liquidity Facility Wachovia Bank NA) (a)(b)	8,400,000	8,400,000
Series PT 2250, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,350,000	6,350,000
Series Toc 04 D, 1.11% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	2,200,000	2,200,000
Series 1999, 1.09%, VRDN (a)	11,400,000	11,400,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series MS 01 723, 1.08% (Liquidity Facility Morgan Stanley) (a)(b)	8,300,000	8,300,000
Series PT 1580, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,430,000	9,430,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 1.13%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,000,000	4,000,000
(Boston Renaissance Charter School Proj.) 1.13%, LOC Fleet Nat'l. Bank, VRDN (a)	9,200,000	9,200,000
Series 2001:
1.13% 8/6/04, LOC Wachovia Bank NA, CP	4,000,000	4,000,000
1.18% 8/18/04, LOC Wachovia Bank NA, CP	6,375,000	6,375,000
Series 2002 B:
1.07% 9/3/04, LOC Fleet Nat'l. Bank, CP	1,221,000	1,221,000
1.08% 9/3/04, LOC Fleet Nat'l. Bank, CP	1,736,000	1,736,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
Series 2003 C, 1.1% 8/13/04, LOC Allied Irish Banks PLC, CP	$ 3,750,000	$ 3,750,000
Massachusetts Gen. Oblig.:
Participating VRDN:
Series AAB 00 18, 1.11% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	4,600,000	4,600,000
Series AAB 02 18, 1.11% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	4,500,000	4,500,000
Series EGL 00 2102, 1.11% (Liquidity Facility Citibank NA, New York) (a)(b)	2,500,000	2,500,000
Series EGL 01 2102, 1.11% (Liquidity Facility Citibank NA, New York) (a)(b)	4,300,000	4,300,000
Series EGL 01 2103, 1.11% (Liquidity Facility Citibank NA, New York) (a)(b)	11,685,000	11,685,000
Series EGL 01 2104, 1.11% (Liquidity Facility Citibank NA, New York) (a)(b)	4,690,000	4,690,000
Series EGL 01 2105, 1.1% (Liquidity Facility Citibank NA, New York) (a)(b)	11,700,000	11,700,000
Series EGL 03 7777, 1.11% (Liquidity Facility Citibank NA, New York) (a)(b)	8,100,000	8,100,000
Series EGL 04 0003, 1.11% (Liquidity Facility Citibank NA) (a)(b)	7,200,000	7,200,000
Series EGL 04 0005, 1.11% (Liquidity Facility Citibank NA) (a)(b)	9,900,000	9,900,000
Series EGL 04 0007, 1.11% (Liquidity Facility Citibank NA) (a)(b)	9,900,000	9,900,000
Series Merlots 04 B12, 1.13% (Liquidity Facility Wachovia Bank NA) (a)(b)	2,200,000	2,200,000
Series Merlots 04 B3, 1.13% (Liquidity Facility Wachovia Bank NA) (a)(b)	6,500,000	6,500,000
Series Merlots A51, 1.13% (Liquidity Facility Wachovia Bank NA) (a)(b)	7,230,000	7,230,000
Series MS 01 535, 1.08% (Liquidity Facility Morgan Stanley) (a)(b)	6,400,000	6,400,000
Series MS 903, 1.11% (Liquidity Facility Morgan Stanley) (a)(b)	6,500,000	6,500,000
Series PT 1945, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,205,000	4,205,000
Series PT 2008, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,200,000	4,200,000
Series PT 2079, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,900,000	7,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PT 2265, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 10,000,000	$ 10,000,000
Series PT 2279, 1.09% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	5,350,000	5,350,000
Series PT 2299, 1.09% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	5,175,000	5,175,000
Series PT 391, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	12,130,000	12,130,000
Series PT 921, 1.09% (Liquidity Facility BNP Paribas SA) (a)(b)	5,430,000	5,430,000
Series PT 983, 1.09% (Liquidity Facility DEPFA BANK PLC) (a)(b)	7,395,000	7,395,000
Series PT 987, 1.09% (Liquidity Facility DEPFA BANK PLC) (a)(b)	8,140,000	8,140,000
Series Putters 301, 1.09% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	4,680,000	4,680,000
Series Putters 462, 1.11% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(b)	2,580,000	2,580,000
Series ROC II R100, 1.11% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	9,995,000	9,995,000
Series ROC II R102, 1.11% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	4,865,000	4,865,000
Series ROC II R143, 1.11% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	4,995,000	4,995,000
Series SG 126, 1.09% (Liquidity Facility Societe Generale) (a)(b)	3,255,000	3,255,000
Series Stars 100, 1.09% (Liquidity Facility BNP Paribas SA) (a)(b)	7,740,000	7,740,000
Series Stars 105, 1.09% (Liquidity Facility BNP Paribas SA) (a)(b)	5,475,000	5,475,000
Series STARS 80, 1.09% (Liquidity Facility BNP Paribas SA) (a)(b)	5,700,000	5,700,000
(Central Artery Proj.) Series B, 1.1%, VRDN (a)	7,650,000	7,650,000
Series 1997 B, 1.09%, VRDN (a)	21,250,000	21,250,000
Series 2001 B, 1.12% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	29,200,000	29,200,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series 01 834, 1.13% (Liquidity Facility Morgan Stanley) (a)(b)	8,700,000	8,700,000
Series EGL 03 0018, 1.11% (Liquidity Facility Citibank NA, New York) (a)(b)	9,995,000	9,995,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series EGL 03 0050, 1.11% (Liquidity Facility Citibank NA, New York) (a)(b)	$ 4,700,000	$ 4,700,000
Series EGL 96 2101, 1.11% (Liquidity Facility Citibank NA, New York) (a)(b)	5,975,000	5,975,000
Series EGL 97 2104, 1.11% (Liquidity Facility Citibank NA, New York) (a)(b)	5,000,000	5,000,000
Series Merlots 00 T, 1.13% (Liquidity Facility Wachovia Bank NA) (a)(b)	1,585,000	1,585,000
Series Merlots 00 WW, 1.13% (Liquidity Facility Wachovia Bank NA) (a)(b)	4,800,000	4,800,000
Series Merlots 97 Y, 1.13% (Liquidity Facility Wachovia Bank NA) (a)(b)	4,435,000	4,435,000
Series PA 595R, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,000,000	4,000,000
Series PT 1765, 1.09% (Liquidity Facility WestLB AG) (a)(b)	7,480,000	7,480,000
Series PT 904, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,600,000	9,600,000
Series SGB 42, 1.11% (Liquidity Facility Societe Generale) (a)(b)	8,700,000	8,700,000
(Endicott College Proj.) Series B, 1.07%, LOC Fleet Nat'l. Bank, VRDN (a)	11,000,000	11,000,000
(Home for Little Wanderers Proj.) Series B, 1.08%, LOC Fleet Bank NA, VRDN (a)	2,400,000	2,400,000
(Partners Health Care Sys. Proj.) Series P2, 1.1% (FSA Insured), VRDN (a)	37,400,000	37,400,000
Series EE:
0.95% 8/12/04, CP	4,900,000	4,900,000
1.1% 8/20/04, CP	4,600,000	4,600,000
1.12% 8/19/04, CP	12,000,000	12,000,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Participating VRDN Series Merlots H, 1.13% (Liquidity Facility Wachovia Bank NA) (a)(b)	8,375,000	8,375,000
Series 2003 F, 1.09% (FSA Insured), VRDN (a)	39,035,000	39,035,000
Massachusetts Indl. Fin. Agcy. Health Care Facilities Auth. (Jewish Geriatric Svs. Proj.) 1.08%, LOC Fleet Bank NA, VRDN (a)	5,215,000	5,215,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.98% tender 8/25/04, CP mode	28,000,000	28,000,000
1.2% tender 8/4/04, CP mode	4,700,000	4,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.): - continued
Series 1993 A, 1.12% tender 8/20/04, CP mode	$ 7,500,000	$ 7,500,000
Series 1993 B, 1.08% tender 8/3/04, CP mode	9,200,000	9,200,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/04	3,400,000	3,400,000
0% 8/1/05	9,300,000	9,125,064
Participating VRDN Series SG 56, 1.09% (Liquidity Facility Societe Generale) (a)(b)	7,025,000	7,025,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 1.1%, LOC Suntrust Bank, VRDN (a)	2,100,000	2,100,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 1.1%, LOC ABN-AMRO Bank NV, VRDN (a)	2,900,000	2,900,000
Series 1994 B, 1.1%, LOC ABN-AMRO Bank NV, VRDN (a)	4,100,000	4,100,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 1.07%, LOC Fleet Nat'l. Bank, VRDN (a)	4,255,000	4,255,000
(Southern New England School of Law Proj.) 1.13%, LOC Fleet Nat'l. Bank, VRDN (a)	1,300,000	1,300,000
(Youville Place Proj.) Series 1996, 1.14% (AMBAC Insured), VRDN (a)	4,000,000	4,000,000
Massachusetts Port Auth. Rev. Participating VRDN Series PA 599R, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,850,000	4,850,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Participating VRDN:
Series MS 827, 1.08% (Liquidity Facility Morgan Stanley) (a)(b)	8,495,000	8,495,000
Series SG 124, 1.09% (Liquidity Facility Societe Generale) (a)(b)	16,985,000	16,985,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series PA 581R, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	19,885,000	19,885,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 1.12% (Liquidity Facility Bank of America NA) (a)(b)	15,250,000	15,250,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN:
Series Merlots 99 N, 1.13% (Liquidity Facility Wachovia Bank NA) (a)(b)	5,070,000	5,070,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN: - continued
Series SGA 87, 1.13% (Liquidity Facility Societe Generale) (a)(b)	$ 5,700,000	$ 5,700,000
Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series EGL 02 2101, 1.11% (Liquidity Facility Citibank NA, New York) (a)(b)	4,600,000	4,600,000
Series ROC II R252, 1.11% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	6,585,000	6,585,000
Series 1998 D, 1.09% (FGIC Insured), VRDN (a)	3,500,000	3,500,000
Series 1999:
1.05% 8/5/04, LOC State Street Bank & Trust Co., Boston, CP	4,500,000	4,500,000
1.05% 8/5/04, LOC State Street Bank & Trust Co., Boston, CP	6,000,000	6,000,000
Series 2000 B, 1.09% (FGIC Insured), VRDN (a)	8,075,000	8,075,000
Milton Gen. Oblig. BAN 1.75% 3/11/05	6,200,000	6,227,225
North Andover Gen. Oblig. BAN 1.75% 10/8/04	8,700,000	8,711,377
North Middlesex Reg'l. School District BAN 2% 10/22/04	5,285,000	5,296,156
Pembroke Gen. Oblig. BAN 2% 8/5/04	12,000,000	12,001,271
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN:
Series AAB 00 14, 1.11% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	6,535,000	6,535,000
Series EGL 01 2101, 1.11% (Liquidity Facility Citibank NA, New York) (a)(b)	2,200,000	2,200,000
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Participating VRDN Series ROC II 2038, 1.11% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	5,130,000	5,130,000
Woburn Gen. Oblig. BAN 1.3% 10/11/04	8,000,000	8,001,536
Worcester Gen. Oblig. BAN 2% 8/31/04	8,000,000	8,005,657
		884,221,672
Puerto Rico - 7.7%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 01 A107, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(b)	24,685,000	24,685,000
Series MS 896, 1.09% (Liquidity Facility Morgan Stanley) (a)(b)	2,657,500	2,657,500
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series 2000 A15, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(b)	15,540,000	15,540,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Bonds Series PA 1223, 1.3%, tender 11/18/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 3,310,000	$ 3,310,000
Participating VRDN:
Series Merlots B03, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(b)	9,985,000	9,985,000
Series MS 897, 1.09% (Liquidity Facility Morgan Stanley) (a)(b)	2,495,000	2,495,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 1.44%, LOC Banco Santander Central Hispano SA, VRDN (a)	1,200,000	1,200,000
Puerto Rico Pub. Bldgs Auth. Rev. Participating VRDN Series Stars 97, 1.07% (Liquidity Facility BNP Paribas SA) (a)(b)	13,630,000	13,630,000
		73,502,500
TOTAL INVESTMENT PORTFOLIO - 100.0%		957,724,172
NET OTHER ASSETS - 0.0%		(59,450)
NET ASSETS - 100%		$ 957,664,722
Total Cost for Federal Income Tax Purposes		$ 957,724,172
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,310,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Bonds Series PA 1223, 1.3%, tender 11/18/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	11/21/03	$ 3,310,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2004 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 957,724,172
Cash		137,643
Receivable for fund shares sold		1,434,038
Interest receivable		3,033,746
Receivable from investment adviser for expense reductions		19,055
Other receivables		22,270
Total assets		962,370,924

Liabilities
Payable for fund shares redeemed	$ 4,307,031
Distributions payable	45,217
Accrued management fee	352,066
Other affiliated payables	1,888
Total liabilities		4,706,202

Net Assets		$ 957,664,722
Net Assets consist of:
Paid in capital		$ 957,646,718
Accumulated net realized gain (loss) on investments		18,004
Net Assets, for 957,336,676 shares outstanding		$ 957,664,722
Net Asset Value, offering price and redemption price per share ($957,664,722 ÷ 957,336,676 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended July 31, 2004 (Unaudited)

Investment Income
Interest		$ 5,020,572

Expenses
Management fee	$ 2,112,903
Non-interested trustees' compensation	2,517
Total expenses before reductions	2,115,420
Expense reductions	(190,241)	1,925,179
Net investment income		3,095,393
Net realized gain (loss) on investment securities		(30,391)
Net increase in net assets resulting from operations		$ 3,065,002

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2004 (Unaudited)	Year ended January 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 3,095,393	$ 6,933,927
Net realized gain (loss)	(30,391)	518,427
Net increase (decrease) in net assets resulting from operations	3,065,002	7,452,354
Distributions to shareholders from net investment income	(3,095,393)	(6,933,927)
Distributions to shareholders from net realized gain	(392,290)	(104,568)
Total distributions	(3,487,683)	(7,038,495)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	344,804,750	727,893,057
Reinvestment of distributions	3,216,557	6,467,862
Cost of shares redeemed	(388,952,556)	(767,744,826)
Net increase (decrease) in net assets and shares resulting from share transactions	(40,931,249)	(33,383,907)
Total increase (decrease) in net assets	(41,353,930)	(32,970,048)

Net Assets
Beginning of period	999,018,652	1,031,988,700
End of period	$ 957,664,722	$ 999,018,652

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.007	.011	.023	.036	.028
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.003	.007	.011	.023	.036	.028
Distributions from net investment income	(.003)	(.007)	(.011)	(.023)	(.036)	(.028)
Distributions from net realized gain	- F	- F	-	-	-	-
Total distributions	(.003)	(.007)	(.011)	(.023)	(.036)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.36%	.69%	1.11%	2.28%	3.61%	2.83%
Ratios to Average Net Assets E
Expenses before expense reductions	.43% A	.43%	.43%	.48%	.50%	.50%
Expenses net of voluntary waivers, if any	.40% A	.40%	.40%	.47%	.50%	.50%
Expenses net of all reductions	.39% A	.39%	.37%	.43%	.49%	.50%
Net investment income	.63% A	.68%	1.11%	2.23%	3.55%	2.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 957,665	$ 999,019	$ 1,031,989	$ 1,049,434	$ 883,875	$ 831,083

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/04	% of fund's investments 1/31/04	% of fund's investments 7/31/03
0 - 30	88.4	77.9	81.7
31 - 90	6.0	9.0	4.7
91 - 180	1.1	4.4	5.4
181 - 397	4.5	8.7	8.2
Weighted Average Maturity
	7/31/04	1/31/04	7/31/03
Fidelity Massachusetts Municipal Money Market Fund	24 Days	38 Days	42 Days
Massachusetts Tax-Free Retail Money Market Funds Average*	28 Days	42 Days	44 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2004	As of January 31, 2004
Variable Rate Demand Notes (VRDNs) 70.9%	Variable Rate Demand Notes (VRDNs) 59.0%
Commercial Paper (including CP Mode) 8.0%	Commercial Paper (including CP Mode) 10.8%
Tender Bonds 1.2%	Tender Bonds 1.2%
Municipal Notes 12.3%	Municipal Notes 16.7%
Fidelity Municipal Cash Central Fund 6.0%	Fidelity Municipal Cash Central Fund 11.4%
Other Investments 1.0%	Other Investments 0.7%
Net Other Assets 0.6%	Net Other Assets 0.2%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.4%
	Principal Amount	Value (Note 1)
Massachusetts - 91.5%
Acton & Boxborough Reg'l. School District BAN 2% 12/10/04	$ 14,493,000	$ 14,534,988
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 1.13%, LOC Fleet Bank NA, VRDN (b)(e)	3,730,000	3,730,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN:
Series MS 00 434, 1.08% (Liquidity Facility Morgan Stanley) (b)(f)	4,830,000	4,830,000
Series SG 75, 1.09% (Liquidity Facility Societe Generale) (b)(f)	8,380,000	8,380,000
Bridgewater & Raynham Reg'l. School District BAN 2% 9/1/04	9,200,000	9,207,531
Clipper Tax-Exempt Trust Participating VRDN Series 2003 8, 1.08% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	16,070,000	16,070,000
Cohasset Gen. Oblig. BAN 2% 8/13/04	50,045,000	50,061,812
Concord Gen. Oblig. BAN 1.75% 9/30/04	6,200,000	6,205,674
Dartmouth Gen. Oblig. BAN 2% 8/27/04	2,595,000	2,596,619
Dudley Charlton Reg'l. School District Participating VRDN Series PA 521, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,675,000	5,675,000
Franklin Gen. Oblig. BAN 1.75% 4/1/05	6,100,000	6,107,387
Gloucester Gen. Oblig. BAN 1.75% 9/24/04	10,438,000	10,448,514
Harvard Gen. Oblig. BAN 2% 11/10/04	13,200,000	13,229,502
Lincoln-Sudbury Reg'l. School District BAN 2% 10/8/04	41,200,000	41,273,273
Lynnfield Gen. Oblig. BAN:
1.75% 3/1/05	11,313,000	11,360,425
2.5% 3/1/05	18,600,000	18,758,609
Marblehead Gen. Oblig. BAN 1.75% 8/20/04	49,300,000	49,319,042
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series Eagle 2004 24 Class A, 1.11% (Liquidity Facility Citibank NA) (b)(f)	10,070,000	10,070,000
Series EGL 99 2101, 1.11% (Liquidity Facility Citibank NA, New York) (b)(f)	12,600,000	12,600,000
Series Merlots 00 H, 1.13% (Liquidity Facility Wachovia Bank NA) (b)(f)	24,930,000	24,930,000
Series MS 00 431, 1.08% (Liquidity Facility Morgan Stanley) (b)(f)	1,895,000	1,895,000
Series MS 98 107, 1.08% (Liquidity Facility Morgan Stanley) (b)(f)	5,565,000	5,565,000
Series PA 675, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,670,000	4,670,000
Series Toc 04 D, 1.11% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	7,800,000	7,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Bay Trans. Auth.: - continued
Series 1999, 1.09%, VRDN (b)	$ 25,715,000	$ 25,715,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series EGL 04 0004, 1.11% (Liquidity Facility Citibank NA) (b)(f)	9,000,000	9,000,000
Series Merlots 04 B4, 1.13% (Liquidity Facility Wachovia Bank NA) (b)(f)	13,985,000	13,985,000
Series MS 01 723, 1.08% (Liquidity Facility Morgan Stanley) (b)(f)	26,145,000	26,145,000
Series PT 1580, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,000,000	10,000,000
Series PT 2081, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	15,970,000	15,970,000
Series ROC II R1034, 1.11% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	8,055,000	8,055,000
Massachusetts College Bldg. Auth. Proj. Rev. Participating VRDN:
Series Merlots 00 B11, 1.13% (Liquidity Facility Wachovia Bank NA) (b)(f)	8,185,000	8,185,000
Series PT 2077, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,260,000	5,260,000
Massachusetts Dev. Fin. Agcy. Assisted Living Facility Rev. (Whalers Cove Proj.) Series 2001 A, 1.15%, LOC Wachovia Bank NA, VRDN (b)(e)	2,750,000	2,750,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 1.09%, LOC Fleet Bank NA, VRDN (b)(e)	4,000,000	4,000,000
(Monkiewicz Realty Trust Proj.) 1.11%, LOC Fleet Bank NA, VRDN (b)(e)	5,790,000	5,790,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Georgetown Village Apts. Proj.) 1.15%, LOC Fannie Mae, VRDN (b)(e)	7,850,000	7,850,000
(Kensington at Chelmsford Proj.) Series 2002, 1.07%, LOC Fannie Mae, VRDN (b)(e)	16,750,000	16,750,000
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series 1999, 1.16%, LOC Suntrust Bank, VRDN (b)(e)	2,500,000	2,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 1.13%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	7,235,000	7,235,000
(Boston Renaissance Charter School Proj.) 1.13%, LOC Fleet Nat'l. Bank, VRDN (b)	13,960,000	13,960,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston Univ. Proj.):
Series R1, 1.09% (XL Cap. Assurance, Inc. Insured), VRDN (b)	$ 59,295,000	$ 59,295,000
Series R3, 1.09% (XL Cap. Assurance, Inc. Insured), VRDN (b)	31,175,000	31,175,000
(Brooks School Issue Proj.) Series 1999 A, 1.08% (MBIA Insured), VRDN (b)	3,700,000	3,700,000
(Clark Univ. Issue Proj.) Series B, 1.09% (AMBAC Insured), VRDN (b)	15,000,000	15,000,000
(Draper Lab. Issue Proj.) Series 2000, 1.08% (MBIA Insured), VRDN (b)	25,800,000	25,800,000
(Ed. Lawrence Academy Proj.) Series A, 1.07%, LOC Fleet Nat'l. Bank, VRDN (b)	5,000,000	5,000,000
(Hockomock YMCA Issue Proj.) 1.07%, LOC Fleet Nat'l. Bank, VRDN (b)	9,295,000	9,295,000
(Lasell Village, Inc. Proj.) 1.08%, LOC Fleet Nat'l. Bank, VRDN (b)	10,750,000	10,750,000
(Neighborhood House Charter Proj.) Series A, 1.08%, LOC Fleet Nat'l. Bank, VRDN (b)	7,100,000	7,100,000
(Newton Country Day School Proj.) 1.08%, LOC Fleet Nat'l. Bank, VRDN (b)	8,000,000	8,000,000
(Thayer Academy Proj.) 1.08%, LOC Allied Irish Banks PLC, VRDN (b)	10,000,000	10,000,000
(WGBH Edl. Foundation Proj.) Series B, 1.08% (AMBAC Insured), VRDN (b)	28,300,000	28,300,000
(Worcester YMCA Proj.) Series 2001, 1.08%, LOC Suntrust Bank, VRDN (b)	3,800,000	3,800,000
Series 2002 B:
1.05% 10/12/04, LOC Fleet Nat'l. Bank, CP	4,528,000	4,528,000
1.08% 9/3/04, LOC Fleet Nat'l. Bank, CP	5,727,000	5,727,000
Series 2003 C, 1.1% 8/13/04, LOC Allied Irish Banks PLC, CP	3,750,000	3,750,000
Series A, 1.08%, LOC Fleet Nat'l. Bank, VRDN (b)	13,000,000	13,000,000
Massachusetts Dev. Fin. Agcy. Sr. Living Facility Rev. (New England Deaconess Assoc. Proj.) 1.09%, LOC Lloyds TSB Bank PLC, VRDN (b)	14,495,000	14,495,000
Massachusetts Fed. Hwy. Participating VRDN:
Series PA 798, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,500,000	2,500,000
Series PT 393, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	18,565,000	18,565,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.:
Bonds:
Series 2002 E, 5% 1/1/05	$ 2,000,000	$ 2,032,217
Series B, 4% 12/1/04	5,400,000	5,452,251
Series PT 1726, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)(g)	12,085,000	12,085,000
Series PT 1802, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)(g)	4,945,000	4,945,000
Series PT 912, 1.12%, tender 3/3/05 (Liquidity Facility BNP Paribas SA) (b)(f)(g)	18,580,000	18,580,000
Participating VRDN:
Series AAB 00 18, 1.11% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	14,740,000	14,740,000
Series AAB 02 18, 1.11% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	14,375,000	14,375,000
Series BA 01 O, 1.12% (Liquidity Facility Bank of America NA) (b)(f)	2,785,000	2,785,000
Series BA 02 C, 1.12% (Liquidity Facility Bank of America NA) (b)(f)	3,490,000	3,490,000
Series EGL 00 2102, 1.11% (Liquidity Facility Citibank NA, New York) (b)(f)	7,400,000	7,400,000
Series EGL 01 2102, 1.11% (Liquidity Facility Citibank NA, New York) (b)(f)	14,835,000	14,835,000
Series EGL 01 2103, 1.11% (Liquidity Facility Citibank NA, New York) (b)(f)	38,500,000	38,500,000
Series EGL 01 2104, 1.11% (Liquidity Facility Citibank NA, New York) (b)(f)	16,100,000	16,100,000
Series EGL 01 2105, 1.1% (Liquidity Facility Citibank NA, New York) (b)(f)	35,585,000	35,585,000
Series EGL 02 6008, 1.11% (Liquidity Facility Citibank NA, New York) (b)(f)	7,860,000	7,860,000
Series EGL 03 0013, 1.11% (Liquidity Facility Citibank NA, New York) (b)(f)	16,830,000	16,830,000
Series EGL 03 7777, 1.11% (Liquidity Facility Citibank NA, New York) (b)(f)	26,565,000	26,565,000
Series EGL 04 0003, 1.11% (Liquidity Facility Citibank NA) (b)(f)	23,635,000	23,635,000
Series EGL 04 0005, 1.11% (Liquidity Facility Citibank NA) (b)(f)	35,000,000	35,000,000
Series EGL 04 0006, 1.11% (Liquidity Facility Citibank NA) (b)(f)	12,750,000	12,750,000
Series EGL 04 0008, 1.11% (Liquidity Facility Citibank NA) (b)(f)	14,850,000	14,850,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series Merlots 04 B12, 1.13% (Liquidity Facility Wachovia Bank NA) (b)(f)	$ 7,740,000	$ 7,740,000
Series Merlots 04 B3, 1.13% (Liquidity Facility Wachovia Bank NA) (b)(f)	23,500,000	23,500,000
Series Merlots A51, 1.13% (Liquidity Facility Wachovia Bank NA) (b)(f)	7,425,000	7,425,000
Series MS 01 535, 1.08% (Liquidity Facility Morgan Stanley) (b)(f)	19,136,000	19,136,000
Series MS 01 574, 1.08% (Liquidity Facility Morgan Stanley) (b)(f)	6,395,000	6,395,000
Series MS 01 785 1.08% (Liquidity Facility Morgan Stanley) (b)(f)	8,575,000	8,575,000
Series MS 872, 1.1% (Liquidity Facility Morgan Stanley) (b)(f)	7,495,000	7,495,000
Series MS 902, 1.11% (Liquidity Facility Morgan Stanley) (b)(f)	9,995,000	9,995,000
Series MS 903, 1.11% (Liquidity Facility Morgan Stanley) (b)(f)	1,495,000	1,495,000
Series PA 1059, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,900,000	4,900,000
Series PT 1609, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,090,000	10,090,000
Series PT 1618, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,095,000	8,095,000
Series PT 1811, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,060,000	6,060,000
Series PT 1945, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	12,340,000	12,340,000
Series PT 2008, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,970,000	6,970,000
Series PT 2015, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	11,245,000	11,245,000
Series PT 2073, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,635,000	2,635,000
Series PT 2079, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	25,780,000	25,780,000
Series PT 2118, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,555,000	10,555,000
Series PT 2146, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,400,000	5,400,000
Series PT 2226, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	16,750,000	16,750,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PT 2252, 1.09% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	$ 11,360,000	$ 11,360,000
Series PT 2289, 1.09% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	11,535,000	11,535,000
Series PT 921, 1.09% (Liquidity Facility BNP Paribas SA) (b)(f)	18,700,000	18,700,000
Series PT 983, 1.09% (Liquidity Facility DEPFA BANK PLC) (b)(f)	25,800,000	25,800,000
Series Putters 300, 1.09% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	24,595,000	24,595,000
Series Putters 301, 1.09% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	19,585,000	19,585,000
Series Putters 317, 1.09% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	13,390,000	13,390,000
Series Putters 402, 1.09% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	30,525,000	30,525,000
Series Putters 462, 1.11% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(f)	9,100,000	9,100,000
Series ROC II 4526, 1.11% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	5,165,000	5,165,000
Series ROC II R1047, 1.11% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	8,585,000	8,585,000
Series ROC II R191, 1.11% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	5,995,000	5,995,000
Series ROC II R2042, 1.11% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	5,165,000	5,165,000
Series Stars 04 94, 1.09% (Liquidity Facility BNP Paribas SA) (b)(f)	11,000,000	11,000,000
Series STARS 80, 1.09% (Liquidity Facility BNP Paribas SA) (b)(f)	19,700,000	19,700,000
(Central Artery Proj.):
Series 2000 A, 1.1% (Liquidity Facility Landesbank Baden-Wuerttemberg), VRDN (b)	11,055,000	11,055,000
Series B, 1.1%, VRDN (b)	16,350,000	16,350,000
Series 1997 B, 1.09%, VRDN (b)	31,600,000	31,600,000
Series 1999 D, 1.07% 8/17/04, CP	19,200,000	19,200,000
Series 2001 B, 1.12% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	83,475,000	83,474,999
Series 2001 C, 1.12% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	13,090,000	13,090,000
Series 2001 G, 1.08% 8/16/04 (Liquidity Facility BNP Paribas SA), CP	8,900,000	8,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds Series PT 911, 1.12%, tender 3/3/05 (Liquidity Facility Danske Bank AS) (b)(f)(g)	$ 10,410,000	$ 10,410,000
Participating VRDN:
Series 01 834, 1.13% (Liquidity Facility Morgan Stanley) (b)(f)	28,300,000	28,300,000
Series BA 02 D, 1.12% (Liquidity Facility Bank of America NA) (b)(f)	10,505,000	10,505,000
Series EGL 03 0009, 1.11% (Liquidity Facility Citibank NA, New York) (b)(f)	9,900,000	9,900,000
Series EGL 03 0050, 1.11% (Liquidity Facility Citibank NA, New York) (b)(f)	15,310,000	15,310,000
Series EGL 04 0013, 1.1% (Liquidity Facility Citibank NA) (b)(f)	9,100,000	9,100,000
Series EGL 96 2101, 1.11% (Liquidity Facility Citibank NA, New York) (b)(f)	17,000,000	17,000,000
Series EGL 97 2104, 1.11% (Liquidity Facility Citibank NA, New York) (b)(f)	17,500,000	17,500,000
Series Merlots 00 T, 1.13% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,975,000	3,975,000
Series Merlots 00 WW, 1.13% (Liquidity Facility Wachovia Bank NA) (b)(f)	14,660,000	14,660,000
Series Merlots 04 A14, 1.13% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,315,000	6,315,000
Series Merlots 97 Y, 1.13% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,500,000	6,500,000
Series MS 01 587, 1.08% (Liquidity Facility Morgan Stanley) (b)(f)	11,685,000	11,685,000
Series PA 595R, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,155,000	4,155,000
Series PT 1765, 1.09% (Liquidity Facility WestLB AG) (b)(f)	23,400,000	23,400,000
Series PT 2256, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,350,000	9,350,000
Series PT 904, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	32,250,000	32,250,000
Series SG 27, 1.09% (Liquidity Facility Societe Generale) (b)(f)	11,435,000	11,435,000
Series SGA 65, 1.13% (Liquidity Facility Societe Generale) (b)(f)	9,660,000	9,660,000
Series SGB 42, 1.11% (Liquidity Facility Societe Generale) (b)(f)	27,080,000	27,080,000
(Bentley College Proj.) Series K, 1.09%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	19,800,000	19,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Boston Univ. Proj.) Series 2001 Q1, 1.09% (XL Cap. Assurance, Inc. Insured), VRDN (b)	$ 32,800,000	$ 32,800,000
(Cap. Asset Prog.) Series B, 1.1% (MBIA Insured), VRDN (b)	4,670,000	4,670,000
(Endicott College Proj.) Series B, 1.07%, LOC Fleet Nat'l. Bank, VRDN (b)	12,625,000	12,625,000
(Home for Little Wanderers Proj.) Series B, 1.08%, LOC Fleet Bank NA, VRDN (b)	4,580,000	4,580,000
(Partners Health Care Sys. Proj.) Series P1, 1.1% (FSA Insured), VRDN (b)	5,725,000	5,725,000
(Partners Health Care Sys., Inc. Proj.):
Series D5, 1.09%, VRDN (b)	9,835,000	9,835,000
Series D6, 1.11%, VRDN (b)	13,800,000	13,800,000
(Winchester Hosp. Proj.):
Series F, 1.1%, LOC Fleet Nat'l. Bank, VRDN (b)	15,170,000	15,170,000
Series G, 1.1%, LOC Fleet Nat'l. Bank, VRDN (b)	5,260,000	5,260,000
Series EE:
0.95% 8/12/04, CP	17,100,000	17,100,000
1.1% 8/20/04, CP	16,717,000	16,717,000
1.1% 8/20/04, CP	16,633,000	16,633,000
1.12% 9/3/04, CP	10,000,000	10,000,000
Massachusetts Hsg. Fin. Agcy.:
Participating VRDN Series PT 271, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,005,000	7,005,000
(Princeton Crossing LP Proj.) Series 1996, 1.1%, LOC Fannie Mae, VRDN (b)(e)	15,500,000	15,500,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Participating VRDN:
Series FRRI A13, 1.19% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	3,040,000	3,040,000
Series Merlots H, 1.13% (Liquidity Facility Wachovia Bank NA) (b)(f)	19,000,000	19,000,000
Series PA 370, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	7,415,000	7,415,000
Series Putters 213, 1.12% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,495,000	2,495,000
Series 88, 1.11% (FSA Insured), VRDN (b)(e)	5,100,000	5,100,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 1.09%, LOC Fleet Bank NA, VRDN (b)(e)	2,400,000	2,400,000
(Abbott Box Co. Proj.) Series 1997, 1.11%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	3,205,000	3,205,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.: - continued
(Barbour Corp. Proj.) Series 1998, 1.11%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	$ 5,085,000	$ 5,085,000
(BBB Esq. LLC Proj.) Series 1996, 1.09%, LOC Fleet Bank NA, VRDN (b)(e)	1,600,000	1,600,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 1.11%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	2,690,000	2,690,000
(Brady Enterprises Proj.) Series 1996, 1.11%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	2,650,000	2,650,000
(Decas Cranberry Proj.) Series 1997, 1.11%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	4,875,000	4,875,000
(Heat Fab, Inc. Proj.) Series 1996, 1.13%, LOC Fleet Bank NA, VRDN (b)(e)	3,315,000	3,315,000
(Interpolymer Corp. Proj.) Series 1992, 1.09%, LOC Fleet Bank NA, VRDN (b)(e)	2,000,000	2,000,000
(Riverdale Mills Corp. Proj.) Series 1995, 1.09%, LOC Fleet Bank NA, VRDN (b)(e)	3,400,000	3,400,000
(United Med. Corp. Proj.) Series 1992, 1.12%, LOC Wachovia Bank NA, VRDN (b)(e)	1,200,000	1,200,000
(United Plastics Proj.) Series 1997, 1.11%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	3,025,000	3,025,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.98% tender 8/25/04, CP mode	37,050,000	37,050,000
1.2% tender 8/4/04, CP mode	15,400,000	15,400,000
Series 1993 A, 1.12% tender 8/20/04, CP mode	32,500,000	32,500,000
Series 1993 B, 1.08% tender 8/3/04, CP mode	30,050,000	30,050,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/04	11,250,000	11,250,000
0% 8/1/05	14,900,000	14,621,320
Participating VRDN Series SG 56, 1.09% (Liquidity Facility Societe Generale) (b)(f)	11,100,000	11,100,000
(Groton School Proj.) Series 1998 B, 1.08% (Liquidity Facility PNC Bank NA, Pittsburgh), VRDN (b)	20,000,000	20,000,000
(Heritage at Darmouth Proj.) Series 1996, 1.09%, LOC Fleet Bank NA, VRDN (b)(e)	4,815,000	4,815,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 1.1%, LOC Suntrust Bank, VRDN (b)	3,460,000	3,460,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev.: - continued
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 1.1%, LOC ABN-AMRO Bank NV, VRDN (b)	$ 4,900,000	$ 4,900,000
Series 1994 B, 1.1%, LOC ABN-AMRO Bank NV, VRDN (b)	6,000,000	6,000,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 1.07%, LOC Fleet Nat'l. Bank, VRDN (b)	3,325,000	3,325,000
(Southern New England School of Law Proj.) 1.13%, LOC Fleet Nat'l. Bank, VRDN (b)	1,360,000	1,360,000
(Youville Place Proj.) Series 1996, 1.14% (AMBAC Insured), VRDN (b)	4,800,000	4,800,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Participating VRDN Series MS 01 674, 1.08% (Liquidity Facility Morgan Stanley) (b)(f)	15,950,000	15,950,000
Massachusetts Port Auth. Rev. Participating VRDN:
Series Merlots 00 Q, 1.43% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	21,345,000	21,345,000
Series PA 592, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,850,000	4,850,000
Series PA 600R, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,850,000	4,850,000
Series PT 895, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,930,000	5,930,000
Series ROC II R2031, 1.11% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	7,410,000	7,410,000
Series SGA 64, 1.18% (Liquidity Facility Societe Generale) (b)(e)(f)	8,705,000	8,705,000
Massachusetts Port Auth. Spl. Facilities Rev. Participating VRDN Series ROC II R177, 1.13% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)(f)	7,495,000	7,495,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 1.14%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	37,100,000	37,100,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN:
Series Eagle 04 25 Class A, 1.11% (Liquidity Facility Citibank NA) (b)(f)	6,015,000	6,015,000
Series Merlots B19, 1.13% (Liquidity Facility Wachovia Bank NA) (b)(f)	5,000,000	5,000,000
Massachusetts Spl. Oblig. Rev. Participating VRDN:
Series MSTC 7002, 1.15% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	4,995,000	4,995,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Spl. Oblig. Rev. Participating VRDN: - continued
Series PT 1427, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 10,090,000	$ 10,090,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Participating VRDN:
Series MS 00 489, 1.08% (Liquidity Facility Morgan Stanley) (b)(f)	10,360,000	10,360,000
Series PA 672, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,840,000	6,840,000
Series PT 135, 1.09% (Liquidity Facility Lloyds TSB Bank PLC) (b)(f)	28,135,000	28,135,000
Series SG 124, 1.09% (Liquidity Facility Societe Generale) (b)(f)	21,505,000	21,505,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series Putters 140, 1.09% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,405,000	9,405,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 1.12% (Liquidity Facility Bank of America NA) (b)(f)	19,932,000	19,932,000
Massachusetts Wtr. Poll. Abatement Trust Pool Ln. Prog. Participating VRDN:
Series PT 1990, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,290,000	5,290,000
Series ROC II R1027, 1.11% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	7,990,000	7,990,000
Series ROC II R1036, 1.11% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	10,155,000	10,155,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN:
Series Merlots 99 N, 1.13% (Liquidity Facility Wachovia Bank NA) (b)(f)	11,800,000	11,800,000
Series MS 98 182, 1.08% (Liquidity Facility Morgan Stanley) (b)(f)	5,380,000	5,380,000
Series SGA 87, 1.13% (Liquidity Facility Societe Generale) (b)(f)	32,075,000	32,075,000
Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series EGL 00 2103, 1.11% (Liquidity Facility Citibank NA, New York) (b)(f)	5,600,000	5,600,000
Series EGL 02 2101, 1.11% (Liquidity Facility Citibank NA, New York) (b)(f)	14,660,000	14,660,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Resources Auth.: - continued
Participating VRDN:
Series PA 637, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 4,625,000	$ 4,625,000
Series PA 999R, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,210,000	5,210,000
Series PT 1382, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,595,000	6,595,000
Series PT 1774, 1.09% (Liquidity Facility WestLB AG) (b)(f)	10,365,000	10,365,000
Series 1995:
0.98% 9/8/04, LOC Bayerische Landesbank Girozentrale, CP	10,000,000	10,000,000
1.07% 8/2/04, LOC Bayerische Landesbank Girozentrale, CP	8,200,000	8,200,000
1.12% 8/6/04, LOC Bayerische Landesbank Girozentrale, CP	10,500,000	10,500,000
Series 1997 B, 1.09% (AMBAC Insured), VRDN (b)	13,680,000	13,680,000
Series 1998 D, 1.09% (FGIC Insured), VRDN (b)	30,000,000	30,000,000
Series 1999:
1.05% 8/5/04, LOC State Street Bank & Trust Co., Boston, CP	20,500,000	20,500,000
1.1% 8/16/04, LOC State Street Bank & Trust Co., Boston, CP	9,300,000	9,300,000
Medford Gen. Oblig. BAN 2% 9/10/04	24,575,000	24,597,039
Medway Gen. Oblig. BAN 1.75% 10/8/04	14,150,000	14,167,979
Melrose Gen. Oblig. BAN 2% 8/12/04	15,765,000	15,769,687
Milton Gen. Oblig. BAN:
1.75% 8/6/04	6,500,000	6,500,562
1.75% 3/11/05	20,800,000	20,891,337
North Andover Gen. Oblig. BAN 1.75% 10/8/04	28,300,000	28,337,008
North Middlesex Reg'l. School District BAN 2% 10/22/04	17,200,000	17,236,306
Norwell Gen. Oblig. BAN 2% 2/17/05	17,000,000	17,080,832
Pembroke Gen. Oblig. BAN 3% 8/4/05 (a)	15,000,000	15,207,600
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN:
Series AAB 00 14, 1.11% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	19,900,000	19,900,000
Series EGL 01 2101, 1.11% (Liquidity Facility Citibank NA, New York) (b)(f)	7,600,000	7,600,000
Series ROC II R26, 1.11% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	11,285,000	11,285,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Springfield Gen. Oblig. BAN 3% 7/8/05	$ 7,332,000	$ 7,414,747
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Participating VRDN:
Series ROC II 4044, 1.11% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	9,540,000	9,540,000
Series ROC II R4555, 1.11% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	5,990,000	5,990,000
Watertown Gen. Oblig. BAN 1.25% 11/12/04	4,200,000	4,201,726
Woburn Gen. Oblig. BAN 1.3% 10/11/04	28,780,000	28,785,527
		3,218,267,513
Puerto Rico - 1.9%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 01 A107, 1.12% (Liquidity Facility Wachovia Bank NA) (b)(f)	19,045,000	19,045,000
Series MS 934, 1.08% (Liquidity Facility Morgan Stanley) (b)(f)	16,640,000	16,640,000
Series PT 1245, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,500,000	4,500,000
Series ROC II R185, 1.11% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	2,000,000	2,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Grant Anticipation Rev. Participating VRDN Series ROC II R5034, 1.11% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	13,685,000	13,685,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series PA 1044, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,745,000	8,745,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series PA 645, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,400,000	4,400,000
		69,015,000
	Shares
Other - 6.0%
Fidelity Municipal Cash Central Fund, 1.10% (c)(d)	210,926,113	210,926,113
TOTAL INVESTMENT PORTFOLIO - 99.4%		3,498,208,626
NET OTHER ASSETS - 0.6%		20,445,019
NET ASSETS - 100%		$ 3,518,653,645
Total Cost for Federal Income Tax Purposes		$ 3,498,208,626
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $46,020,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds: Series PT 1726, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/27/03	$ 12,085,000
Series PT 1802, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	4/3/03	$ 4,945,000
Series PT 912, 1.12%, tender 3/3/05 (Liquidity Facility BNP Paribas SA)	2/5/04	$ 18,580,000
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series PT 911, 1.12%, tender 3/3/05 (Liquidity Facility Danske Bank AS)	2/5/04	$ 10,410,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2004 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 3,498,208,626
Cash		27,819,875
Receivable for fund shares sold		26,109,787
Interest receivable		11,280,404
Prepaid expenses		5,834
Other receivables		121,178
Total assets		3,563,545,704

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 15,207,600
Payable for fund shares redeemed	28,132,022
Distributions payable	37,256
Accrued management fee	1,104,642
Other affiliated payables	388,756
Other payables and accrued expenses	21,783
Total liabilities		44,892,059

Net Assets		$ 3,518,653,645
Net Assets consist of:
Paid in capital		$ 3,518,623,320
Accumulated net realized gain (loss) on investments		30,325
Net Assets, for 3,517,165,996 shares outstanding		$ 3,518,653,645
Net Asset Value, offering price and redemption price per share ($3,518,653,645 ÷ 3,517,165,996 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended July 31, 2004 (Unaudited)

Investment Income
Interest		$ 17,577,692

Expenses
Management fee	$ 6,466,356
Transfer agent fees	2,134,183
Accounting fees and expenses	154,280
Non-interested trustees' compensation	8,466
Custodian fees and expenses	25,323
Registration fees	22,321
Audit	26,714
Legal	6,288
Miscellaneous	16,449
Total expenses before reductions	8,860,380
Expense reductions	(171,118)	8,689,262
Net investment income		8,888,430
Net realized gain (loss) on investment securities		27,947
Net increase in net assets resulting from operations		$ 8,916,377

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2004 (Unaudited)	Year ended January 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,888,430	$ 18,931,768
Net realized gain (loss)	27,947	2,086,123
Net increase (decrease) in net assets resulting from operations	8,916,377	21,017,891
Distributions to shareholders from net investment income	(8,888,430)	(18,931,768)
Distributions to shareholders from net realized gain	(1,346,284)	-
Total distributions	(10,234,714)	(18,931,768)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	4,264,434,155	7,240,547,902
Reinvestment of distributions	10,263,531	18,572,568
Cost of shares redeemed	(4,017,439,353)	(7,261,253,606)
Net increase (decrease) in net assets and shares resulting from share transactions	257,258,333	(2,133,136)
Total increase (decrease) in net assets	255,939,996	(47,013)

Net Assets
Beginning of period	3,262,713,649	3,262,760,662
End of period	$ 3,518,653,645	$ 3,262,713,649

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.006	.010	.022	.035	.027
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.003	.006	.010	.022	.035	.027
Distributions from net investment income	(.003)	(.006)	(.010)	(.022)	(.035)	(.027)
Distributions from net realized gain	- E	-	-	-	-	-
Total distributions	(.003)	(.006)	(.010)	(.022)	(.035)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.30%	.58%	1.02%	2.22%	3.58%	2.77%
Ratios to Average Net Assets D
Expenses before expense reductions	.52% A	.50%	.51%	.50%	.53%	.55%
Expenses net of voluntary waivers, if any	.52% A	.50%	.51%	.50%	.53%	.55%
Expenses net of all reductions	.51% A	.49%	.48%	.46%	.52%	.55%
Net investment income	.52% A	.58%	1.01%	2.20%	3.52%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,518,654	$ 3,262,714	$ 3,262,761	$ 3,189,696	$ 2,985,101	$ 2,084,276

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Spartan Massachusetts Municipal Income Fund (the income fund), Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund (the money market funds) are funds of Fidelity Massachusetts Municipal Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Massachusetts. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market funds are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period for the money market funds.

Capital accounts within the income fund's financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) for the income fund as of period end were as follows:

Unrealized appreciation	$ 76,270,875
Unrealized depreciation	(7,006,926)
Net unrealized appreciation (depreciation)	$ 69,263,949
Cost for federal income tax purposes	$ 1,614,067,559

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, for the income fund aggregated $176,352,785 and $290,387,564, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide Spartan Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan Massachusetts Municipal Income Fund	.25%	.13%	.38%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.13%	.38%

FMR and its affiliates provide Spartan Massachusetts Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of 0.43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity Massachusetts Municipal Money Market Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Massachusetts Municipal Income Fund	.07%	|
Fidelity Massachusetts Municipal Money Market Fund	.12%	|

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan Massachusetts Municipal Money Market Fund	$ 137,565
Fidelity Massachusetts Municipal Money Market Fund	$ 1,362,820

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse certain funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Spartan Massachusetts Municipal Money Market Fund	.40%	$ 157,367

Through arrangements with the income fund's and Fidelity Massachusetts Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Massachusetts Municipal Income Fund	$ 13,786	$ 26,039
Fidelity Massachusetts Municipal Money Market Fund	25,096	146,022

In addition, through an arrangement with and Spartan Massachusetts Municipal Money Market Fund's custodian and transfer agent, $32,874 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774

(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MAS-USAN-0904
1.789293.101

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Massachusetts Municipal Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 23, 2004